Other income by function (Tables)	12 Months Ended
Dec. 31, 2025
Other Income By Function
Schedule of other income by function

Others incomes by function	For the years ended as of December 31,
	2025	2024	2023
	ThCh$	ThCh$	ThCh$
Sales of Property, plant and equipment (1)	4,773,564	29,796,171	853,594
Leases	483,194	397,922	357,838
Sale of glass and waste	2,389,022	1,542,280	1,126,636
Insurance claims recovery e Indemnities	1,981,632	1,241,536	165,979
Others (2)	2,202,322	7,233,601	1,915,742
Total	11,829,734	40,211,510	4,419,789
(1)	Sales of Property, plant and equipment include, among others, the effect of the sale of real states located in Quilicura as for 2024 and Iquique, Chile, and Buenos Aires, Argentina as for 2025, See Note 14 - Non-current assets of disposal groups classified as held for sale, letters a) and b).
(2)	This concept mainly encompasses discounts from prompt payments to suppliers, tour services and events.